Severance Indemnities and Pension Plans [Text Block] (Tables)	12 Months Ended
Mar. 31, 2015
Components of Net Periodic Benefit Cost of Pension Benefits, SIPs and Other Benefits [Table Text Block]

	Domestic subsidiaries			Foreign offices and subsidiaries
	2013	2014	2015	2013		2014		2015
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥38,840	¥39,309	¥37,540	¥8,098	¥1,114	¥12,215	¥1,526	¥13,095	¥1,222
Interest cost on projected benefit obligation	26,648	22,464	19,794	10,716	1,135	13,467	1,352	15,966	1,501
Expected return on plan assets	(48,106)	(54,222)	(55,082)	(14,169)	(1,030)	(19,928)	(1,423)	(24,945)	(1,937)
Amortization of net actuarial loss	42,496	23,941	13,900	8,030	715	9,808	776	11,890	273
Amortization of prior service cost	(12,309)	(11,793)	(8,933)	54	(59)	157	(69)	(1,189)	(560)
Amortization of net obligation at transition	—	—	—	—	105	—	—	—	—
Loss (gain) on settlements and curtailment	2,600	41,456	(2,742)	95	(3)	—	—	88	—

Net periodic benefit cost	¥50,169	¥61,155	¥4,477	¥12,824	¥1,977	¥15,719	¥2,162	¥14,905	¥499

Summary of Assumptions Used in Computation [Table Text Block]

	Domestic subsidiaries			Foreign offices and subsidiaries
	2013	2014	2015	2013		2014		2015
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Weighted-average assumptions used:
Discount rates in determining expense	1.55%	1.25%	1.23%	4.73%	4.70%	4.25%	4.01%	4.87%	4.63%
Discount rates in determining benefit obligation	1.25	1.23	0.93	4.25	4.01	4.87	4.63	3.87	3.83
Rates of increase in future compensation level for determining expense	3.31	3.07	3.36	4.60	—	4.58	—	4.64	—
Rates of increase in future compensation level for determining benefit obligation	3.07	3.36	3.23	4.58	—	4.64	—	4.65	—
Expected rates of return on plan assets	2.78	2.83	2.76	6.92	7.50	6.98	7.50	7.06	7.50

Assumed Health Care Cost Trend Rates and Effect of a One-percentage-point Change for Foreign Offices and Subsidiaries [Table Text Block]

	MUAH		Other than MUAH
	2014(1)	2015(1)	2014(1)	2015(1)
Initial trend rate	7.71%	7.53%	8.00%	7.50%
Ultimate trend rate	4.50%	4.50%	5.00%	5.00%
Year the rate reaches the ultimate trend rate	2021	2021	2019	2020

	MUAH		Other than MUAH
	One-percentage- point increase	One-percentage- point decrease	One-percentage- point increase	One-percentage- point decrease
	(in millions)
Effect on total of service and interest cost components	¥241	¥(241)	¥111	¥(85)
Effect on postretirement benefit obligation	2,290	(2,652)	2,445	(1,839)

Note:

(1)	Fiscal years of MUAH and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2013 and 2014, respectively.

Combined Funded Status and Amounts Recognized in Balance Sheets [Table Text Block]

	Domestic subsidiaries				Foreign offices and subsidiaries
	2014			2015	2014		2015
	Non-contributory pension benefits and SIP	Contributory pension benefits		Non-contributory pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,433,161	¥404,427		¥1,666,651	¥283,224	¥30,002	¥345,881	¥34,346
Service cost	36,147	3,162		37,540	12,215	1,526	13,095	1,222
Interest cost	17,448	5,016		19,794	13,467	1,352	15,966	1,501
Plan participants’ contributions	—	—		—	5	648	6	782
Acquisitions/ Divestitures	(807)	—		(40)	9,359	—	—	—
Amendments	(32)	—		39	980	—	(18,093)	(3,104)
Actuarial loss (gain)	26,417	(8,984)		180,682	(24,716)	(2,966)	82,807	6,776
Benefits paid	(55,608)	(11,202)		(66,820)	(9,851)	(2,136)	(12,221)	(2,493)
Lump-sum payment	(14,313)	—		(15,623)	(158)	—	(578)	—
Translation adjustments and other	224,238 (1)	(392,419	)(1)	—	61,356	5,920	53,372	5,561

Benefit obligation at end of fiscal year	1,666,651	—		1,822,223	345,881	34,346	480,235	44,591

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,462,406	458,171		2,004,329	233,081	18,185	368,095	25,845
Actual return on plan assets	124,355	34,472		326,753	43,561	3,611	29,045	1,503
Employer contributions	31,640	12,843		40,774	41,423	1,313	16,842	1,549
Acquisitions/ Divestitures	176	—		57	—	—	—	—
Plan participants’ contributions	—	—		—	5	648	6	782
Benefits paid	(55,608)	(11,202)		(66,820)	(9,851)	(2,136)	(12,221)	(2,493)
Translation adjustments and other	441,360 (1)	(494,284	)(1)	—	59,876	4,224	50,226	3,904

Fair value of plan assets at end of fiscal year	2,004,329	—		2,305,093	368,095	25,845	451,993	31,090

Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥357,817	¥—		¥498,504	¥54,600	¥—	¥16,373	¥—
Accrued benefit cost	(20,139)	—		(15,634)	(32,386)	(8,501)	(44,615)	(13,501)

Net amount recognized	¥337,678	¥—		¥482,870	¥22,214	¥(8,501)	¥(28,242)	¥(13,501)

Note:

(1)	MUTB separated the substitutional portion of its contributory CDBP and transferred the related obligation and assets to the Japanese government. The transferred obligation and assets to the Japanese government were ¥169,951 million and ¥52,971 million, respectively. Subsequent to the separation process, MUTB transferred the remaining corporate portion of its contributory CDBP into a non-contributory CDBP. The transferred obligation and assets to the non-contributory CDBP were ¥224,238 million and ¥441,313 million, respectively.

Aggregated Accumulated Benefit Obligations [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2014	2015	2014	2015
	(in millions)
Aggregated accumulated benefit obligations	¥1,639,563	¥1,784,570	¥318,971	¥458,662

Summary for Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2014	2015	2014	2015
	(in millions)
Projected benefit obligations	¥55,684	¥20,236	¥57,972	¥110,315
Accumulated benefit obligations	52,578	18,706	54,499	101,053
Fair value of plan assets	37,033	5,475	25,812	65,879

Amounts Recognized in Accumulated OCI [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2014	2015	2014		2015
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥336,312	¥234,190	¥57,474	¥3,585	¥141,359	¥11,891
Prior service cost	(34,787)	(25,814)	1,129	(41)	(17,762)	(2,941)

Gross amount recognized in Accumulated OCI	301,525	208,376	58,603	3,544	123,597	8,950
Taxes	(133,606)	(100,391)	(23,063)	(767)	(48,325)	(2,726)

Net amount recognized in Accumulated OCI	¥167,919	¥107,985	¥35,540	¥2,777	¥75,272	¥6,224

Amounts Recognized in OCI [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2014	2015	2014		2015
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain) arising during the year	¥(87,227)	¥(90,964)	¥(47,687)	¥(5,130)	¥78,667	¥7,166
Prior service cost arising during the year	—	40	862	—	(18,014)	(3,104)
Losses (gains) due to amortization:
Net actuarial loss	(23,941)	(13,900)	(9,808)	(776)	(11,890)	(273)
Prior service cost	11,793	8,933	(157)	69	1,189	560
Curtailment and settlement	(41,456)	2,742	—	—	(88)	—
Foreign currency translation adjustments	—	—	16,353	1,167	15,130	1,057

Total changes in Accumulated OCI	¥(140,831)	¥(93,149)	¥(40,437)	¥(4,670)	¥64,994	¥5,406

Expected Amounts that Will be Amortized from Accumulated OCI in Next Fiscal Year [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥6,543	¥14,090	¥1,003
Prior service cost	(8,009)	(2,272)	(919)

Total	¥(1,466)	¥11,818	¥84

Weighted-average Target Asset Allocation of Plan Assets for Pension Benefits and Other Benefits [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	40.7%	0.4%	—%
Japanese debt securities	37.4	—	—
Non-Japanese equity securities	11.2	57.7	70.0
Non-Japanese debt securities	4.5	28.4	30.0
Real estate	—	9.7	—
Short-term assets	6.2	3.8	—

Total	100.0%	100.0%	100.0%

Expected Contributions to Plan Assets in Next Fiscal Year [Table Text Block]

For the pension benefits of domestic subsidiaries	¥53.7 billion
For the pension benefits of foreign offices and subsidiaries	26.9 billion
For the other benefits of foreign offices and subsidiaries	2.8 billion

Estimated Future Benefit Payments [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2016	¥81,587	¥14,707	¥2,102
2017	82,692	16,378	2,221
2018	82,909	18,082	2,364
2019	82,698	19,654	2,479
2020	83,347	21,403	2,603
Thereafter (2021-2025)	418,026	135,939	14,324

Fair Value of Each Major Category of Plan Assets for Pension Benefits and SIP Investments [Table Text Block]

At March 31, 2014	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥65,309	¥—	¥—	¥65,309	¥—	¥—	¥—	¥—
Non-Japanese government bonds	19,799	2,041	—	21,840	—	13,443	—	13,443
Other debt securities(1)	523	11,798	5,983	18,304	—	52,463	—	52,463
Japanese marketable equity securities(2)	713,152	127	—	713,279	—	—	—	—
Non-Japanese marketable equity securities	12,166	1,122	—	13,288	24,515	—	—	24,515
Japanese pooled funds:
Japanese marketable equity securities(2)	—	26,792	—	26,792	—	—	—	—
Japanese debt securities(1)	—	400,132	—	400,132	—	—	—	—
Non-Japanese marketable equity securities	—	176,710	—	176,710	—	—	—	—
Non-Japanese debt securities	—	91,642	7,342	98,984	—	—	—	—
Other	—	13,026	—	13,026	—	—	—	—

Total pooled funds	—	708,302	7,342	715,644	—	—	—	—

Other investment funds	—	132,105	43,446	175,551	155,637	87,103	26,740	269,480	(4)
Japanese general account of life insurance companies(3)	—	173,398	—	173,398	—	—	—	—
Other investments	2,038	105,678	—	107,716	620	4,673	2,901	8,194

Total	¥812,987	¥1,134,571	¥56,771	¥2,004,329	¥180,772	¥157,682	¥29,641	¥368,095

At March 31, 2015	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥66,766	¥—	¥—	¥66,766	¥—	¥—	¥—	¥—
Non-Japanese government bonds	23,315	3,602	—	26,917	—	18,918	—	18,918
Other debt securities(1)	461	12,766	5,948	19,175	—	69,991	—	69,991
Japanese marketable equity securities(2)	879,042	16	—	879,058	—	—	—	—
Non-Japanese marketable equity securities	14,500	1,325	—	15,825	35,539	755	—	36,294
Japanese pooled funds:
Japanese marketable equity securities(2)	—	69,260	—	69,260	—	—	—	—
Japanese debt securities(1)	—	349,937	—	349,937	—	—	—	—
Non-Japanese marketable equity securities	—	201,539	—	201,539	—	—	—	—
Non-Japanese debt securities	—	104,576	8,603	113,179	—	—	—	—
Other	—	88,212	—	88,212	—	—	—	—

Total pooled funds	—	813,524	8,603	822,127	—	—	—	—

Other investment funds	—	143,063	44,684	187,747	176,983	100,468	34,137	311,588	(4)
Japanese general account of life insurance companies(3)	—	169,776	—	169,776	—	—	—	—
Other investments	1,992	115,710	—	117,702	2,946	7,948	4,308	15,202

Total	¥986,076	¥1,259,782	¥59,235	¥2,305,093	¥215,468	¥198,080	¥38,445	¥451,993

Notes:

(1)	These debt securities include debt securities issued by the MUFG Group in the amount of ¥401 million (0.02% of plan assets) and ¥784 million (0.03% of plan assets) to the pension benefits and SIPs at March 31, 2014 and 2015, respectively.
(2)	Japanese marketable equity securities include common stocks issued by the MUFG Group in the amount of ¥7,354 million (0.31% of plan assets) and ¥4,457 million (0.16% of plan assets) to the pension benefits and SIPs at March 31, 2014 and 2015, respectively.
(3)	“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 1.24% from April 1, 2013 to March 31, 2014 and 1.24% from April 1, 2014 to March 31, 2015.
(4)	Other investment funds of the foreign offices and subsidiaries are mainly comprised of ¥148,360 million of mutual funds and ¥25,486 million of real estate funds, and of ¥171,395 million of mutual funds and ¥32,554 million of real estate funds, which were held by MUAH at December 31, 2013 and 2014, respectively.

Fair Value of Each Major Category of Plan Assets for Other Post Retirement Plan Investments [Table Text Block]

	Foreign offices and subsidiaries
	March 31, 2014				March 31, 2015
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Other debt securities	¥—	¥5,548	¥—	¥5,548	¥—	¥7,321	¥—	¥7,321
Non-Japanese marketable equity securities	—	—	—	—	—	58	—	58
Other investment funds(1)	13,531	—	—	13,531	15,762	—	—	15,762
Other investments	—	6,766	—	6,766	—	7,949	—	7,949

Total	¥13,531	¥12,314	¥—	¥25,845	¥15,762	¥15,328	¥—	¥31,090

Note:

(1)	Other investment funds mainly consist of mutual funds and common collective funds.

Reconciliation of Plan Assets Measured at Fair Value Using Significant Unobservable Inputs (Level3) [Table Text Block]

	Domestic subsidiaries
Assets category	March 31, 2013	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2014
	(in millions)
Other debt securities	¥6,134	¥(4)	¥(85)	¥(12)	¥—	¥(50)	¥5,983
Japanese pooled funds:
Non-Japanese debt securities	6,846	—	483	13	—	—	7,342

Total pooled funds	6,846	—	483	13	—	—	7,342

Other investment funds	48,631	(2,616)	1,381	(3,950)	—	—	43,446

Total	¥61,611	¥(2,620)	¥1,779	¥(3,949)	¥—	¥(50)	¥56,771

	Foreign offices and subsidiaries
Assets category	March 31, 2013	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2014
	(in millions)
Other investment funds	¥14,486	¥—	¥6,688	¥5,566	¥—	¥—	¥26,740
Other investments	1,983	11	864	43	—	—	2,901

Total	¥16,469	¥11	¥7,552	¥5,609	¥—	¥—	¥29,641

	Domestic subsidiaries
Assets category	March 31, 2014	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2015
	(in millions)
Other debt securities	¥5,983	¥(2)	¥92	¥(85)	¥—	¥(40)	¥5,948
Japanese pooled funds:
Non-Japanese debt securities	7,342	—	1,020	241	—	—	8,603

Total pooled funds	7,342	—	1,020	241	—	—	8,603

Other investment funds	43,446	(609)	3,696	(2,592)	743	—	44,684

Total	¥56,771	¥(611)	¥4,808	¥(2,436)	¥743	¥(40)	¥59,235

	Foreign offices and subsidiaries
Assets category	March 31, 2014	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2015
	(in millions)
Other investment funds	¥26,740	¥—	¥7,343	¥54	¥—	¥—	¥34,137
Other investments	2,901	158	1,135	114	—	—	4,308

Total	¥29,641	¥158	¥8,478	¥168	¥—	¥—	¥38,445